DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
DERIVATIVE FINANCIAL INSTRUMENTS
Summary of amounts recognized in gain on derivative financial instruments line item of consolidated statements of income

	Year Ended December 31,
	2021	2020
Premiums realized on written foreign exchange call options	$(2,276)	$(1,779)
Unrealized loss (gain) on warrants	16,736	(82,003)
Realized (gain) loss on currency and commodity derivatives	(47,754)	5,988
Unrealized loss (gain) on currency and commodity derivatives	44,397	(30,079)
Loss (gain) on derivative financial instruments	$11,103	$(107,873)